Description of Organization and Business Operations (Details) - USD ($)													1 Months Ended		9 Months Ended	12 Months Ended
	Mar. 18, 2025	Sep. 22, 2024	Sep. 19, 2024	Sep. 10, 2024	Mar. 26, 2024	Mar. 22, 2024	Dec. 21, 2023	Apr. 27, 2023	Mar. 22, 2023	Aug. 16, 2022	Dec. 31, 2021	Dec. 22, 2021	Oct. 31, 2024	Jan. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	May 31, 2025	Mar. 07, 2025	Feb. 27, 2025	Dec. 20, 2024	Dec. 13, 2024	May 31, 2024	Jan. 10, 2024
Description of Organization and Business Operations [Line Items]
Common stock, par value (in Dollars per share)																$ 0.0001	$ 0.0001
Sold at a price per Unit (in Dollars per share)																		$ 2.22					$ 2.22	$ 2.22
Transaction costs																$ 7,959,726
Underwriting discount amount																3,450,000
Represent shares																3,570,576
Representative warrants cost																259,527
Other offering costs																$ 679,623
Percentage of aggregate fair market value of assets																80.00%
Ownership interest to be acquired on post-transaction company																50.00%
Maturity days												185 days
Public share percentage						100.00%						100.00%
Interest expenses																$ 100,000
Common stock redeemed (in Shares)															50,556
Trust account to redeeming stockholders													$ 595,439	$ 1,565,078
Convertible working capital																								$ 1,500,000
Principal amount																		$ 2,500,000					$ 2,500,000	$ 1,500,000
Public share (in Dollars per share)		$ 0.05
Common stock remaining outstanding (in Shares)																5,193,750	5,193,750
Contribution amount			$ 34,376													$ 36,904
Deposit				$ 110,714																	$ 34,376	$ 68,752	$ 36,904
Lost interest				1,400
Common stock remaining outstanding after the redemption (in Shares)			687,519													687,519	833,469
Aggregate redemption amount																$ 768,980	$ 2,137,638
Net tangible assets																5,000,001
Cash																16,204	$ 4,519
Working capital deficit																12,254,024
Capital contribution																25,000
Unsecured promissory note																204,841
Warrants price per share (in Dollars per share)								$ 1
Outstanding principal amount																$ 1,919,796
Percentage of excise tax																21.00%	21.00%
Percentage of fair market value										1.00%
Stockholders’ deficit of excise tax payable																$ 1,880,944
Excise tax liability																$ 16,838
Shares redeemed percentage																1.00%
Percentage of estimated interest																7.00%
Percentage of underpayment penalty																5.00%
Percentage of unpaid total liability																25.00%
Sales and Excise Tax Payable, Current																$ 1,880,944	$ 1,864,106
June, July and August extension [Member]
Description of Organization and Business Operations [Line Items]
Deposit				$ 112,114
Redeemable Warrant [Member]
Description of Organization and Business Operations [Line Items]
Units issued (in Shares)												1
Warrant [Member]
Description of Organization and Business Operations [Line Items]
Units issued (in Shares)												1
Warrant exercise price (in Dollars per share)												$ 11.5
Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Units issued (in Shares)												1
Price per share (in Dollars per share)												$ 10
Common stock redeemed (in Shares)																140,663
Common stock remaining outstanding (in Shares)																738,075
Common Stock [Member] | Warrant [Member]
Description of Organization and Business Operations [Line Items]
Units issued (in Shares)												1
Stockholders [Member]
Description of Organization and Business Operations [Line Items]
Redemption amount					$ 1,088,361		$ 1,565,078		$ 184,845,836						$ 595,439
U.S. Federal [Member]
Description of Organization and Business Operations [Line Items]
Percentage of excise tax										1.00%
Convertible Working Capital Promissory Note [Member]
Description of Organization and Business Operations [Line Items]
Convertible promissory note																$ 8,908,052
Subsequent Event [Member]
Description of Organization and Business Operations [Line Items]
Common stock redeemed (in Shares)	532,958
Common stock remaining outstanding (in Shares)	5,348,311
Contribution amount	$ 30,000
Deposit																			$ 19,376	$ 15,000
Common stock remaining outstanding after the redemption (in Shares)	154,561
Aggregate redemption amount	$ 6,500,000
Redeemable Shares [Member]
Description of Organization and Business Operations [Line Items]
Common stock redeemed (in Shares)					95,394		140,663		18,000,868
Redeemable Shares [Member] | Subsequent Event [Member]
Description of Organization and Business Operations [Line Items]
Deposit																				$ 49,376
IPO [Member]
Description of Organization and Business Operations [Line Items]
Units issued (in Shares)												18,975,000
Common stock, par value (in Dollars per share)												$ 0.0001
Sold at a price per Unit (in Dollars per share)												$ 10
Gross proceeds												$ 189,750,000
Investment of cash in trust account												$ 191,647,500
Price per share (in Dollars per share)												$ 10.1
Operating bank account											$ 741,228
Common stock redeemed (in Shares)																140,663
Outstanding redemption share (in Shares)																833,469
IPO [Member] | Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Warrant exercise price (in Dollars per share)												$ 11.5
Common stock remaining outstanding (in Shares)			5,881,269
Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Units issued (in Shares)												2,475,000
Warrants issued (in Shares)																697,500
Price per share (in Dollars per share)												$ 10
Over-Allotment Option [Member] | Warrant [Member]
Description of Organization and Business Operations [Line Items]
Warrant exercise price (in Dollars per share)																$ 11.5
Rights [Member]
Description of Organization and Business Operations [Line Items]
Units issued (in Shares)												1
Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Warrant exercise price (in Dollars per share)																$ 1
Warrants issued (in Shares)																7,347,500
Generating gross proceeds																$ 7,347,500
Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Outstanding redemption share (in Shares)																6,027,219
Public Shares [Member]
Description of Organization and Business Operations [Line Items]
Common stock redeemed (in Shares)			50,556													95,394
Public Shares [Member] | Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Common stock remaining outstanding (in Shares)																5,931,825
Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Price per share (in Dollars per share)																$ 10.1
Convertible working capital								$ 1,200,000